Annual Operating Expenses {- Franklin Mutual Shares Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Shares Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses of the Fund	0.12%	[1]
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	1.04%	[1]
Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses of the Fund	0.12%	[1]
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	1.79%	[1]
Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.50%
Other expenses of the Fund	0.12%	[1]
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	1.29%	[1]
Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.04%	[1],[2]
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	0.71%	[1],[2]
Class Z
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.12%	[1]
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	0.79%	[1]

[1]

1. Other expenses have been restated to reflect current fiscal year expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.